Supplemental Financial Information - Results Relating to Equity-Accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Company's share in income (loss)	$ 17	$ 11	$ 8
Other results	36		1
Results relating to equity-accounted investees	$ 53	$ 11	$ 9